Financial Instruments - Long-Term Debt - Footnotes (Details) - Unsecured Debt [Member]			12 Months Ended
	Nov. 21, 2016	Jun. 03, 2016	Dec. 31, 2016
Debt Instrument [Line Items]
Redemption price, percentage	100.00%	100.00%	100.00%
Minimum [Member] | US Treasury Rate [Member]
Debt Instrument [Line Items]
Debt redemption price, basis spread percentage	0.10%	0.05%	0.05%
Maximum [Member] | US Treasury Rate [Member]
Debt Instrument [Line Items]
Debt redemption price, basis spread percentage	0.20%	0.15%	0.50%
Notes Payable And Other Debt, Weighted Average Interest Rate 3.30%, Due 2018-2021 [Member] | Weighted Average [Member]
Debt Instrument [Line Items]
Debt instrument, term			2 years
Notes Payable And Other Debt, Weighted Average Interest Rate 5.99%, Due 2023-2043 [Member]
Debt Instrument [Line Items]
Debt instrument, term			16 years